OPERATING SEGMENTS, Information Relating to Operating Segments (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Information relating to operating segments [Abstract]
External	[1]	S/ 22,993,000	S/ 19,452,000	S/ 18,415,000
From other segments	[1],[2]	725,000	549,000	525,000
Net interest, similar income and expenses		11,518,095	9,359,604	8,568,952
Other income, net	[3]	5,770,000	4,923,000	4,766,000
Provision for credit losses on loan portfolio		(2,158,555)	(1,558,951)	(6,080,289)
Depreciation and amortization		(683,000)	(683,000)	(670,000)
Income tax		(2,111,000)	(1,661,000)	110,000
Net profit		4,745,388	3,671,829	334,138
Additions of fixed asset, intangibles and goodwill		920,000	640,000	633,000
Total assets		236,753,609	244,846,740	237,406,000
Total liabilities		207,173,900	217,809,301	211,961,000
Universal Banking [Member]
Information relating to operating segments [Abstract]
External	[1]	14,375,000	12,034,000	11,548,000
From other segments	[1],[2]	527,000	378,000	419,000
Net interest, similar income and expenses		8,153,000	6,529,000	6,322,000
Other income, net	[3]	3,306,000	3,419,000	2,898,000
Provision for credit losses on loan portfolio		(1,517,000)	(1,051,000)	(4,889,000)
Depreciation and amortization		(476,000)	(464,000)	(451,000)
Income tax		(1,737,000)	(1,338,000)	88,000
Net profit		4,326,000	3,463,000	545,000
Additions of fixed asset, intangibles and goodwill		605,000	476,000	480,000
Total assets		190,605,000	198,540,000	193,238,000
Total liabilities		169,323,000	179,376,000	176,413,000
Insurance and Pension Funds [Member]
Information relating to operating segments [Abstract]
External	[1]	4,117,000	3,951,000	3,600,000
From other segments	[1],[2]	67,000	65,000	59,000
Net interest, similar income and expenses		727,000	606,000	518,000
Other income, net	[3]	974,000	634,000	990,000
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization		(73,000)	(78,000)	(80,000)
Income tax		(60,000)	(70,000)	(69,000)
Net profit		562,000	16,000	343,000
Additions of fixed asset, intangibles and goodwill		109,000	93,000	56,000
Total assets		16,640,000	17,331,000	17,133,000
Total liabilities		13,742,000	14,459,000	13,447,000
Microfinance [Member]
Information relating to operating segments [Abstract]
External	[1]	3,125,000	2,416,000	2,210,000
From other segments	[1],[2]	0	0	0
Net interest, similar income and expenses		2,375,000	2,089,000	1,671,000
Other income, net	[3]	76,000	23,000	52,000
Provision for credit losses on loan portfolio		(642,000)	(508,000)	(1,193,000)
Depreciation and amortization		(89,000)	(92,000)	(100,000)
Income tax		(172,000)	(159,000)	161,000
Net profit		439,000	309,000	(430,000)
Additions of fixed asset, intangibles and goodwill		104,000	58,000	64,000
Total assets		18,756,000	17,556,000	16,857,000
Total liabilities		15,734,000	14,959,000	14,533,000
Mibanco Colombia [Member]
Information relating to operating segments [Abstract]
External	[1],[4]			238,000
From other segments	[1],[2],[4]			0
Net interest, similar income and expenses	[4]			165,000
Other income, net	[3],[4]			28,000
Provision for credit losses on loan portfolio	[4]			(75,000)
Depreciation and amortization	[4]			(14,000)
Income tax	[4]			19,000
Net profit	[4]			(51,000)
Additions of fixed asset, intangibles and goodwill	[4]			13,000
Total assets	[4]			1,208,000
Total liabilities	[4]			993,000
Operating segments [member] | Universal Banking Banco de Crdito del Peru [Member]
Information relating to operating segments [Abstract]
External	[1]	13,510,000	11,146,000	10,808,000
From other segments	[1],[2]	518,000	368,000	412,000
Net interest, similar income and expenses		7,828,000	6,192,000	5,992,000
Other income, net	[3]	3,139,000	3,262,000	2,797,000
Provision for credit losses on loan portfolio		(1,448,000)	(1,034,000)	(4,637,000)
Depreciation and amortization		(452,000)	(441,000)	(428,000)
Income tax		(1,625,000)	(1,275,000)	(51,000)
Net profit		4,258,000	3,391,000	619,000
Additions of fixed asset, intangibles and goodwill		590,000	449,000	464,000
Total assets		177,907,000	184,740,000	180,766,000
Total liabilities		157,485,000	166,411,000	164,632,000
Operating segments [member] | Universal Banking Banco de Credito de Bolivia [Member]
Information relating to operating segments [Abstract]
External	[1]	865,000	891,000	773,000
From other segments	[1],[2]	9,000	10,000	7,000
Net interest, similar income and expenses		325,000	337,000	330,000
Other income, net	[3]	167,000	157,000	103,000
Provision for credit losses on loan portfolio		(69,000)	(17,000)	(252,000)
Depreciation and amortization		(24,000)	(23,000)	(23,000)
Income tax		(112,000)	(63,000)	139,000
Net profit		68,000	72,000	(74,000)
Additions of fixed asset, intangibles and goodwill		15,000	27,000	16,000
Total assets		12,698,000	13,800,000	12,472,000
Total liabilities		11,838,000	12,965,000	11,781,000
Operating segments [member] | Insurance and Pension Funds Pacifico Seguros y Subsidiarias [Member]
Information relating to operating segments [Abstract]
External	[1]	3,763,000	3,544,000	3,211,000
From other segments	[1],[2]	63,000	64,000	57,000
Net interest, similar income and expenses		727,000	610,000	526,000
Other income, net	[3]	620,000	228,000	602,000
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization		(50,000)	(57,000)	(59,000)
Income tax		(12,000)	(5,000)	(2,000)
Net profit		452,000	(130,000)	195,000
Additions of fixed asset, intangibles and goodwill		80,000	81,000	49,000
Total assets		15,905,000	16,491,000	16,025,000
Total liabilities		13,504,000	14,194,000	13,039,000
Operating segments [member] | Insurance and Pension Funds Prima AFP [Member]
Information relating to operating segments [Abstract]
External	[1]	354,000	407,000	389,000
From other segments	[1],[2]	4,000	1,000	2,000
Net interest, similar income and expenses		0	(4,000)	(8,000)
Other income, net	[3]	354,000	406,000	388,000
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization		(23,000)	(21,000)	(21,000)
Income tax		(48,000)	(65,000)	(67,000)
Net profit		110,000	146,000	148,000
Additions of fixed asset, intangibles and goodwill		29,000	12,000	7,000
Total assets		735,000	840,000	1,108,000
Total liabilities		238,000	265,000	408,000
Operating segments [member] | Microfinance Mibanco [Member]
Information relating to operating segments [Abstract]
External	[1]	2,750,000	2,114,000	1,972,000
From other segments	[1],[2]	0	0	0
Net interest, similar income and expenses		2,139,000	1,860,000	1,506,000
Other income, net	[3]	31,000	(12,000)	24,000
Provision for credit losses on loan portfolio		(597,000)	(504,000)	(1,118,000)
Depreciation and amortization		(76,000)	(78,000)	(86,000)
Income tax		(165,000)	(143,000)	142,000
Net profit		425,000	266,000	(379,000)
Additions of fixed asset, intangibles and goodwill		96,000	50,000	51,000
Total assets		17,226,000	16,163,000	15,649,000
Total liabilities		14,444,000	13,800,000	13,540,000
Operating segments [member] | Mibanco Colombia [Member]
Information relating to operating segments [Abstract]
External	[1],[4]	375,000	302,000
From other segments	[1],[2],[4]	0	0
Net interest, similar income and expenses	[4]	236,000	229,000
Other income, net	[3],[4]	45,000	35,000
Provision for credit losses on loan portfolio	[4]	(45,000)	(4,000)
Depreciation and amortization	[4]	(13,000)	(14,000)
Income tax	[4]	(7,000)	(16,000)
Net profit	[4]	14,000	43,000
Additions of fixed asset, intangibles and goodwill	[4]	8,000	8,000
Total assets	[4]	1,530,000	1,393,000
Total liabilities	[4]	1,290,000	1,159,000
Operating segments [member] | Investment Banking and Wealth Management [Member]
Information relating to operating segments [Abstract]
External	[1]	923,000	866,000	1,102,000
From other segments	[1],[2]	90,000	73,000	31,000
Net interest, similar income and expenses		98,000	89,000	70,000
Other income, net	[3]	666,000	767,000	920,000
Provision for credit losses on loan portfolio		0	1,000	0
Depreciation and amortization		(41,000)	(45,000)	(35,000)
Income tax		(15,000)	(25,000)	(34,000)
Net profit		21,000	147,000	(78,000)
Additions of fixed asset, intangibles and goodwill		41,000	11,000	29,000
Total assets		14,051,000	14,744,000	11,715,000
Total liabilities		10,670,000	12,990,000	9,995,000
Operating segments [member] | Other Segments [Member]
Information relating to operating segments [Abstract]
External	[1]	453,000	182,000	(78,000)
From other segments	[1],[2]	41,000	33,000	16,000
Net interest, similar income and expenses		165,000	47,000	(12,000)
Other income, net	[3]	748,000	80,000	(96,000)
Provision for credit losses on loan portfolio		0	(1,000)	2,000
Depreciation and amortization		(4,000)	(4,000)	(4,000)
Income tax		(127,000)	(69,000)	(36,000)
Net profit		(603,000)	(263,000)	(46,000)
Additions of fixed asset, intangibles and goodwill		61,000	2,000	4,000
Total assets		3,476,000	3,377,000	3,484,000
Total liabilities		2,606,000	2,634,000	2,531,000
Elimination Segments [Member]
Information relating to operating segments [Abstract]
External	[1]	0	0	0
From other segments	[1],[2]	0	0	0
Net interest, similar income and expenses		0	0	0
Other income, net	[3]	0	0	0
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization		0	0	0
Income tax		0	0	0
Net profit		0	0	0
Additions of fixed asset, intangibles and goodwill		0	0	0
Total assets		(6,774,000)	(6,701,000)	(5,021,000)
Total liabilities		S/ (4,901,000)	S/ (6,609,000)	S/ (4,958,000)

[1]	Comprising total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.
[2]	Comprising income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
[3]	Comprising other income (including income and expenses for commissions) and insurance underwriting result.
[4]	Banco Compartir S.A. and Edyficar S.A.S merged in October 2020 to form Mibanco Colombia.